RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands			3 Months Ended
	Dec. 08, 2020	Oct. 15, 2020	Nov. 30, 2021	Nov. 30, 2020
Disclosure of transactions between related parties [line items]
Accrued independent directors fees and services			$ 67	$ 63
West Vault Mining Inc. [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions			$ 14	$ 14
HCI [Member]
Disclosure of transactions between related parties [line items]
Number of shares owned			21,297,526
Proportion of entity interest held by another entity	31.00%	31.00%	26.67%